As filed with the Securities and Exchange Commission on June 14, 2016

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 160	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 163	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 15, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 160 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate July 15, 2016 as the new effective date for the Registration Statement of AMG Multi-Asset Income Fund, a series of AMG Funds (the “Trust”), filed in Post-Effective Amendment No. 156 on April 1, 2016 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 160 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 156.

AMG FUNDS

AMG MULTI-ASSET INCOME FUND

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 156 to the Registration Statement on Form N-1A of AMG Funds (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 159 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2016 (“Amendment No. 156/159”).

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 156/159 to the Trust’s Registration Statement on Form N-1A filed with the SEC on April 1, 2016.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 156/159 to the Trust’s Registration Statement on Form N-1A filed with the SEC on April 1, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 14th day of June, 2016.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	June 14, 2016
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	June 14, 2016
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	June 14, 2016
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	June 14, 2016
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	June 14, 2016
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	June 14, 2016
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	June 14, 2016
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	June 14, 2016
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	June 14, 2016
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	June 14, 2016
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	June 14, 2016
Jeffrey T. Cerutti

/s/ Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	June 14, 2016
Donald S. Rumery

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 1, 2016)
Date: June 14, 2016